Financial risk management and financial instruments - Capital Allocation (Details)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Financial risk management and financial instruments
Gearing ratio	54.00%	64.00%	45.00%
Net debt to EBITDA	1.5	1.3